Earnings per share (EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share (EPS)
Loss for the year	$ (41,974)	$ (31,907)	$ (42,355)
Weighted average common shares outstanding, basic	26,732,556	25,924,005	19,758,169
Weighted average common shares outstanding, diluted	26,732,556	25,924,005	19,758,169
Loss per share, basic	$ (1.57)	$ (1.23)	$ (2.14)
Loss per share, diluted	$ (1.57)	$ (1.23)	$ (2.14)
Diluted weighted average number of common shares.	0	593,555	250,149